Contingencies	9 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Contingencies
XI.	Contingencies
Guarantees -
Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.
The maximum potential amount of future payments as of December 31, 2020 is ¥3,591,603 million. Liabilities for guarantees totaling ¥12,818 million have been provided as of December 31, 2020. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.
Legal proceedings -
Toyota and other automakers have been named in certain class actions filed in Mexico, Canada, Australia, Israel and Brazil, as well as some other actions by states or territories of the United States relating to Takata airbag issues. The remaining actions in Mexico, Australia, Israel, and Brazil are being litigated. The actions by states or territories of the United States are being litigated, in the process of resolution, or have been resolved.
As previously disclosed, Toyota self-reported a process gap in fulfilling certain emissions defect information reporting requirements of the U.S. Environmental Protection Agency (“EPA”). After cooperating with civil investigations by the EPA and the Civil Division of the Southern District of New York (“SDNY”) on this reporting issue, on January 14, 2021, Toyota entered into a consent decree with the EPA, the Department of Justice and the SDNY to resolve these investigations. Under the consent decree, Toyota has agreed to payment of a $180 million civil penalty and the imposition of injunctive relief. The consent decree is subject to court approval.

Toyota also has various other pending legal actions and claims, including without limitation personal injury and wrongful death lawsuits and claims in the United States, and is subject to government investigations from time to time.
Beyond the amounts accrued with respect to all aforementioned matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the pending legal matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Therefore, for all of the aforementioned matters, which Toyota is in discussions to resolve, any losses that are beyond the amounts accrued could have an adverse effect on Toyota’s financial position, results of operations or cash flows.